Schedule of Fair Value at the Grant Date (Details)	12 Months Ended
	Jun. 30, 2024 AUD ($) shares Integer $ / shares	Jun. 30, 2023 AUD ($) shares		Jun. 30, 2022 AUD ($) shares
IfrsStatementLineItems [Line Items]
Number of options issued	216	31,272,343	[1]	2,200,000
The total share-based payment expense recognized from the amortization | $	$ 335,669	$ 780,235		$ 1,200,053
Director options [member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	29/11/2022
Number of options issued	5,750,000
Expiry date	30/11/2025
Vesting date	31/03/2023
Share price at grant date | $ / shares	$ 0.66
Exercise Price | $ / shares	$ 1.20
Expected Volatility	90.00%
Risk-Free Interest Rate	3.24%
Trinomial step | Integer	200
Early exercise factor	2.50
Fair value at grant date	0.299
The total share-based payment expense recognized from the amortization | $	$ 549,174
Vesting terms	Continuous employment and, A$1bn project valuation
Consultant options [member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	29/11/2022
Number of options issued	2,500,000
Expiry date	30/11/2025
Vesting date	31/03/2023
Share price at grant date | $ / shares	$ 0.66
Exercise Price | $ / shares	$ 1.20
Expected Volatility	90.00%
Risk-Free Interest Rate	3.24%
Trinomial step | Integer	200
Early exercise factor	2.50
Fair value at grant date	0.299
The total share-based payment expense recognized from the amortization | $	$ 249,624
Vesting terms	Continuous employment and, A$1bn project valuation
Director options one [member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	29/11/2022
Number of options issued	5,750,000
Expiry date	30/11/2025
Vesting date	30/11/2025
Share price at grant date | $ / shares	$ 0.66
Exercise Price | $ / shares	$ 1.20
Expected Volatility	90.00%
Risk-Free Interest Rate	3.24%
Trinomial step | Integer	200
Early exercise factor	2.50
Fair value at grant date	0.299
The total share-based payment expense recognized from the amortization | $	$ 332,560
Vesting terms	Continuous employment and, A$1bn project valuation
Consultant options one [Member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	29/11/2022
Number of options issued	2,500,000
Expiry date	30/11/2025
Vesting date	30/11/2025
Share price at grant date | $ / shares	$ 0.66
Exercise Price | $ / shares	$ 1.20
Expected Volatility	90.00%
Risk-Free Interest Rate	3.24%
Trinomial step | Integer	200
Early exercise factor	2.50
Fair value at grant date	0.299
The total share-based payment expense recognized from the amortization | $	$ 144,590
Vesting terms	Continuous employment and, A$1bn project valuation
Director options three [Member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	29/11/2022
Number of options issued	200,000
Expiry date	7/Oct/2023
Vesting date	29/11/2022
Share price at grant date | $ / shares	$ 0.66
Exercise Price | $ / shares	$ 2.20
Expected Volatility	90.00%
Risk-Free Interest Rate	3.18%
Trinomial step | Integer	200
Early exercise factor	2.5
Fair value at grant date	0.0329
The total share-based payment expense recognized from the amortization | $	$ 3,009
Broker options [Member]
IfrsStatementLineItems [Line Items]
Recognized in	Equity
Grant date	16/09/2022
Number of options issued	1,714,286
Expiry date	16/09/2025
Vesting date	16/09/2022
Share price at grant date | $ / shares	$ 0.78
Exercise Price | $ / shares	$ 0.91
Expected Volatility	90.00%
Risk-Free Interest Rate	3.45%
Trinomial step | Integer	200
Early exercise factor	2.5
Fair value at grant date	0.3714
The total share-based payment expense recognized from the amortization | $	$ 636,670
Advisor options [Member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	20/10/2021
Number of options issued	500,000
Expiry date	07/10/2023
Vesting date	20/10/2021
Share price at grant date | $ / shares	$ 1.55
Exercise Price | $ / shares	$ 2.20
Expected Volatility	100.00%
Risk-Free Interest Rate	0.26%
Fair value at grant date	0.66
The total share-based payment expense recognized from the amortization | $	$ 330,000
Advisor options one [member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss
Grant date	20/10/2021
Number of options issued	500,000
Expiry date	20/05/2023
Vesting date	20/10/2021
Share price at grant date | $ / shares	$ 1.55
Exercise Price | $ / shares	$ 1.25
Expected Volatility	100.00%
Risk-Free Interest Rate	0.26%
Fair value at grant date	0.79
The total share-based payment expense recognized from the amortization | $	$ 395,000
Broker options one [member]
IfrsStatementLineItems [Line Items]
Recognized in	Equity
Grant date	27/09/2021
Number of options issued	1,200,000
Expiry date	27/09/2023
Vesting date	27/09/2021
Share price at grant date | $ / shares	$ 1.45
Exercise Price | $ / shares	$ 2.20
Expected Volatility	100.00%
Risk-Free Interest Rate	0.26%
Fair value at grant date	0.61
The total share-based payment expense recognized from the amortization | $	$ 732,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.